Summary of significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Accounting Policies [Abstract]
Schedule of carrying amount of this variable interest entities assets and liabilities
	March 31, 2018	September 30, 2017
Current assets	$318,971	$281,493
Plant and equipment, net	12,100	37,479
Other noncurrent assets	21,807	—
Total assets	352,878	318,972
Total liabilities	(74,005)	(26,015)
Net assets	$278,873	$292,957

	September 30, 2017	September 30, 2016
Current assets	$281,493	$303,172
Plant and equipment, net	37,479	—
Total assets	318,972	303,172
Total liabilities	26,015	168,988
Net assets	$292,957	$134,184

Schedule for useful lives of property plant and equipment
Machinery and equipment	5 – 10 years
Transportation equipment	4 years
Office equipment	3 – 5 years
Leasehold improvement	Shorter of lease term or useful life

Machinery and equipment	5 – 10 years
Transportation equipment	4 years
Office equipment	3 – 5 years
Leasehold improvement	Shorter of lease term or useful life